UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05617

SCM Trust
(Exact name of registrant as specified in charter)

1050 17th Street, Suite 1710
Denver, Colorado 80265-2077
(Address of principal executive offices)     (Zip code)

Teresa Axelson
1050 17th Street, Suite 1710
Denver, Colorado 80265-2077
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 955-9988

Date of fiscal year end: December 31
Date of reporting period: September 30, 2016

SHELTON GREATER CHINA FUND
Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) / September 30, 2016

Security Description	Shares	Value
Common Stock (97.24%)

Basic Materials (5.94%)
Chemicals (4.10%)
Kingboard Chemical Holdin	74,000	224,215
Sinopec Shanghai Petroche	186,000	93,768
		317,983

Iron/Steel (0.84%)
Fosun International Ltd	43,368	65,086
		65,086

Mining (1.00%)
Zhaojin Mining Industry C	40,000	40,382
Zijin Mining Group Co Ltd	116,000	37,241
		77,623

Total Basic Materials		460,692

Communications (17.00%)
Internet (8.53%)
Tencent Holdings Ltd	24,100	661,853

Telecommunications (8.47%)
China Mobile Ltd	27,400	331,551
Chunghwa Telecom Co Ltd	82,000	289,069
PCCW Ltd	59,000	36,210
		656,829

Total Communications		1,318,682

Consumer, Cyclical (3.85%)
Auto Manufacturers (0.41%)
Great Wall Motor Co Ltd	33,000	32,124

Home Furnishings (1.60%)
Haier Electronics Group C	75,000	123,969

Lodging (1.60%)
Formosa International Hot	5,073	29,051
Galaxy Entertainment Grou	4,000	15,059
Sands China Ltd	9,200	39,915
Wynn Macau Ltd	24,000	39,732
		123,757

Retail (0.24%)
Intime Retail Group Co Lt	21,000	18,303

Total Consumer, Cyclical		298,154

Consumer, Non-Cyclical (4.76%)
Food (2.38%)
China Mengniu Dairy Co Lt	32,000	59,412
Uni-President Enterprises	57,374	107,626
Want Want China Holdings	29,000	17,948
		184,986

Pharmaceuticals (2.38%)
Sihuan Pharmaceutical Hol	284,000	62,249
Sinopharm Group Co Ltd	13,500	64,837
TTY Biopharm Co Ltd	13,943	57,381
		184,468

Total Consumer, Non-Cyclical		369,454

Diversified (2.13%)
Holding Companies-Drivers (2.13%)
CK Hutchison Holdings Ltd	13,000	165,267
Total Energy		165,267

Energy (2.87%)
Oil & Gas Producers (2.22%)
China Petroleum & Chemica	78,000	56,821
CNOOC Ltd	56,000	69,459
PetroChina Co Ltd	70,000	45,939
		172,219
Energy-Alternate Sources (0.65%)
China Longyuan Power Grou	52,000	42,239
GCL-Poly Energy Holdings	61,000	8,101
		50,339

Total Energy		222,558

Financial (35.63%)
Banks (18.67%)
Bank of China Ltd	431,000	196,719
BOC Hong Kong Holdings Lt	70,000	236,464
China CITIC Bank Corp Ltd	135,000	89,641
China Construction Bank C	395,000	292,840
China Minsheng Banking Co	33,000	38,038
Chongqing Rural Commercia	191,000	117,714
Hang Seng Bank Ltd	10,000	178,573
Industrial & Commercial B	476,000	297,655
		1,447,642

Diversified Financial Services (4.03%)
China Everbright Ltd	20,000	40,898
Fubon Financial Holding C	89,713	132,514
Hong Kong Exchanges and C	5,100	134,011
Mega Financial Holding Co	7,002	4,926
		312,348

Insurance (6.37%)
AIA Group Ltd	50,000	332,326
China Taiping Insurance H*	55,764	110,004
PICC Property & Casualty	31,457	52,077
		494,407

Real Estate (6.56%)
Cheung Kong Property Hold	13,000	94,869
Hysan Development Co Ltd	31,000	145,288
New World Development Co	30,666	39,855
Sun Hung Kai Properties L	15,166	228,978
		508,990

Total Financial		2,763,387

Industrial (12.39%)
Building Materials (0.14%)
BBMG Corp	29,000	11,142

Electrical Components & Equipment (0.99%)
Tianneng Power Internatio	90,000	76,702

Electronics (0.72%)
Hon Hai Precision Industr	22,251	56,079

Engineering & Construction (5.09%)
China Communications Serv	106,000	66,285
China State Construction	208,000	273,545
CTCI Corp	37,000	54,180
		394,009

Environmental Control (3.13%)
China Everbright Internat	204,200	242,746

Miscellaneous Manufacturing (2.32%)
Largan Precision Co Ltd	1,000	120,591
Sunny Optical Technology	12,000	59,258
		179,849

Total Industrial		960,528

Technology (7.20%)
Computers (1.13%)
Asustek Computer Inc	6,000	53,501
Lenovo Group Ltd	52,000	34,461
		87,962

Semiconductors (6.07%)
Chipbond Technology Corp	58,000	84,931
MediaTek Inc	3,000	22,922
Taiwan Semiconductor Manu	62,284	362,630
		470,483

Total Technology		558,445

Utilities (5.47%)
Electric (4.40%)
China Resources Power Hol	72,000	124,023
HK ELECTRIC INVEST & HK	4,375	4,287
Huaneng Power Internation	68,000	42,522
Power Assets Holdings Ltd	17,500	170,579
		341,411

Gas (1.07%)
Hong Kong & China Gas Co	43,923	82,908

Total Utilities		424,320

Total Common Stock (Cost $6,024,225)		7,541,486

Total Investments (Cost $6,024,225) (a) (97.24%)		7,541,486
Other Net Assets (2.76%)		214,015
Net Assets (100.00%)		7,755,501

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $6,481,772

At September 30, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$1,496,989
Unrealized depreciation	(437,276)
Net unrealized appreciation	$1,059,713

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

Fair Value Measurements

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

 Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

 The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust's securities at September 30, 2016 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)	Total
Investments, in securities
Common stocks (b)	$7,541,486	$-	$-	$7,541,486
Rights and warrants	-	-	-	$-
Short term securities	-	-	-	$-
Total investments in securities	$7,541,486	$-	$-	$7,541,486

(a)	It is the Fund's policy to recognize transfers between levels on the last day of the fiscal reporting period. There were no transfers in or out of Level 1, Level 2, and Level as of September 30, 2016.
(b)	For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, in connection with the preparations of this Quarterly Schedule of Portfolio of Investments.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Shelton Greater China Fund

By /s/ Stephen C. Rogers
Stephen C. Rogers,
Chairman
Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Stephen C. Rogers
Stephen C. Rogers,
Chairman
Date: November 28, 2016

By /s/ William P. Mock
William P. Mock
Treasurer (as Principal Financial Officer)
Date: November 28, 2016